Concentrations	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Concentrations	NOTE 10-– CONCENTRATIONS As of December 31, 2015, amounts due from one customer, Animal Magic Asia, Limited represents 86% of accounts receivable.